COST OF REVENUE	12 Months Ended
Dec. 31, 2024
COST OF REVENUE
COST OF REVENUE

17.COST OF REVENUE

Cost of revenue consists of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of mining service - hosting expenses	—	—	461,126,199	63,174,030
Cost of mining service - depreciations	—	—	84,232,337	11,539,783
Cost of vehicle	1,580,778,797	1,294,946,115	6,065,963	831,034
Staff cost	105,613,337	87,602,016	57,977,937	7,942,945
Outsourcing fee	10,475,145	32,241,232	24,320,020	3,331,829
Leasing interest expense*	61,128,565	13,016,727	226,006	30,963
Commission (reversal of commission) to car dealerships	26,756,550	—	(13,593,162)	(1,862,256)
Others	45,337,379	84,057,025	9,024,250	1,236,317
	1,830,089,773	1,511,863,115	629,379,550	86,224,645
*	Leasing interest expense refers to interest expense on borrowings by the Company that are directly used to fund finance lease receivables.